Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Accrued research and development expenses	$ 6,384	$ 4,755
Accrued payroll expenses	242	796
Accrued professional fees	1,078	629
Other current liabilities	169	240
Total accrued expenses and other current liabilities	$ 7,873	$ 6,420